Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-based Compensation

10. Stock-based Compensation

Equity Incentive Plans

In September 2020, the Company adopted the 2020 Equity Incentive Plan (the “2020 Plan”), which became effective in connection with the IPO. As a result, the Company may not grant any additional awards under the 2010 and 2019 Plans (the “Prior Plans”). The Prior Plans will continue to govern outstanding equity awards previously granted thereunder. The Company has initially reserved 3,665,000 shares of common stock for the issuance of awards under the 2020 Plan. In addition, the number of shares of common stock available under the Plan shall increase annually on the first day of each fiscal year, commencing January 2021, and continuing until (and including) the fiscal year ending December 31, 2030, with such annual increase equal to an amount equal to the lesser of (i) 4% of the number of shares of common stock issued and outstanding on December 31 of the immediately preceding calendar year, and (ii) an amount determined by the Company’s board of directors. No awards were granted under the 2020 Plan in September 2020.

Options under the 2020 Plan have a contractual term of 10 years. The exercise price of an option shall not be less than 100% of the fair market value of the shares on the date of grant.

Employees Share Purchase Plan (ESPP)

In September 2020, the Company adopted the Employee Share Purchase Plan (ESPP). The Company has initially reserved 687,000 shares of common stock for purchase under the ESPP. In addition, the number of shares of common stock available for issuance under the ESPP will automatically increase on the first trading day in January of each calendar year, commencing January 2021, by an amount equal to the lesser of (i) 687,000 shares, (ii) 1% of the number of common stock issued and outstanding on December 31 of the immediately preceding fiscal year, and (iii) an amount determined by the Company’s board of directors.

Subject to any limitations contained therein, the ESPP allows eligible participants to contribute, through payroll deductions, 15% of their eligible compensation to purchase the Company’s common stock at equal to 85% of the fair market value of the common stock on the first day of the offering period or purchase date, whichever is lower. The ESPP generally provides for consecutive, overlapping 6-month offering periods. The initial offering period began on September 15, 2020 through February 26, 2021.

Stock-Based Compensation

The following table sets forth stock-based compensation included in the accompanying condensed statements of operations (in thousands):

	Nine Months Ended September 30,
	2020	2019
Cost of revenue	$181	$3
Research and development	3,326	266
Sales and marketing	2,828	119
General and administrative	8,836	248

Total stock-based compensation expense	15,171	636

Stock Options with Market and Performance Conditions

As of September 30, 2020, the Company has 1,944,000 shares of stock options outstanding to employees and executive officers. with performance and market-based vesting conditions. The options vest over the requisite service period if the Company achieves both (i) a performance condition tied to a liquidity event, which includes the effectiveness of an IPO, and (ii) certain market conditions, provided the optionee is providing services on the date of the event. In February 2020, the Company modified the market conditions, which resulted in a new grant date fair value for 1,457,000 stock options with performance and market-based conditions as of the modification date.

For the nine months ended September 30, 2020, the Company recorded cumulative stock-based compensation of $13.4 million related to all outstanding stock options with performance and market-based vesting conditions as the performance vesting condition was satisfied upon the closing of the IPO. As of September 30, 2020, 152,000 shares of these options were fully vested. Unamortized stock-based compensation amounted to $10.0 million as of September 30, 2020, which the Company expects to recognize over an estimated weighted-average period of 0.4 years.

11. Equity Incentive Plan

During 2019, the Company’s board of directors voted to terminate the 2010 Plan and no additional stock options may be granted under the 2010 Plan. However, all outstanding stock options granted pursuant to the 2010 Plan will continue to be subject to terms and conditions of the 2010 Plan.

The Company’s board of directors approved and established the 2019 Equity Incentive Plan (the “2019 Plan”) for the purpose of providing incentive and non-statutory stock options to employees, directors and certain non-employees. The 2019 Plan authorizes grants to purchase shares of authorized but unissued common stock. Stock options can be granted with an exercise price less than, equal to or greater than the stock’s fair market value at the date of grant. All awards have 10-year terms. The Company currently uses authorized and unissued shares to satisfy share award exercises. The 2019 Plan permits incentive stock options, or ISOs and non-qualified stock options, or NSOs to be granted at prices no less than 100% of the estimated fair market value per share on the grant date. If the stock options are granted to a 10% stockholder, then the exercise price per share may not be less than 110% of the fair market value per share of the Company’s common stock on the grant date. The board of directors sets the fair value and exercise price for the underlying shares at the grant date. Total shares authorized under the 2010 Plan as of December 31, 2019 are 4,710,376.

The 2019 Plan allows, and the Company has granted awards which vest either: over time, upon certain corporate-based performance, or upon certain corporate-based performance concurrent with a market condition.

Stock Option Activity

Stock option activity under the 2010 Plan was as follows:

	Options Available for Grant	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2018	639,442	3,310,990	$3.36	8.16	$2,490
Additional shares authorized	126,582	—
Granted	(937,484)	937,484	$5.62
Exercised	—	(124,118)	$2.92
Cancelled and forfeited	366,899	(366,899)	$3.24

Balance as of December 31, 2019	195,439	3,757,457	$3.95	7.81	$8,618

Vested and expected to vest as of December 31, 2019		3,603,449	$3.95	7.76	$8,396

Exercisable as of December 31, 2019		1,361,219	$1.34	6.16	$4,697

The total intrinsic value of options exercised during the years ended December 31, 2018 and 2019 was $0.1 million and $0.2 million, respectively. The intrinsic value is the difference between the estimated fair value of the Company’s common stock at the time of exercise, as determined by the board of directors, and the exercise price of the stock option.

Determining Fair Value

Stock Options Granted to Employees with Service-Based Vesting

The weighted average grant date fair value of options granted to employees was $1.90 and $2.77 per share during the years ended December 31, 2018 and 2019, respectively. The total fair value of options that vested during the years ended December 31, 2018 and 2019 was $0.7 million and $0.7 million, respectively.

The fair value of an employee stock option is estimated on the date of grant using the Black-Scholes option-pricing model and the assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment.

Fair Value of Common Stock—The grant date fair market value of the shares of common stock underlying stock options has historically been determined by the Company’s board of directors. Because there has been no public market for the Company’s common stock, the board of directors exercises reasonable judgment and considers a number of objective and subjective factors to determine the best estimate of the fair market value, which include contemporaneous valuations performed by an independent third-party, important developments in the Company’s operations, sales of redeemable convertible preferred stock, the rights, preferences and privileges of the Company’s redeemable convertible preferred stock relative to those of its common stock, lack of marketability of its common stock, actual operating results, financial performance, the progress of clinical development, the likelihood of achieving a liquidity event for the Company’s stockholders, the trends, development and conditions in the life sciences and biotechnology sectors, the economy in general, the stock price performance and volatility of comparable public companies.

Expected Term—The Company’s expected term represents the period that the Company’s stock-based awards are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term).

Expected Volatility—Because the Company is privately held and does not have any trading history for its common stock, the expected volatility was estimated based on the average volatility for comparable publicly traded life science companies over a period equal to the expected term of the stock option grants. The comparable companies were chosen based on the similar size, stage in the life cycle, or area of specialty. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available.

Risk-Free Interest Rate—The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of the option.

Dividend Yield—The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.

The following ranges of assumptions were used to value options with service-based and/or performance vesting granted to employees:

	Years Ended December 31,
	2018	2019
Expected term (in years)	4.78 - 4.98	4.97 - 5.05
Expected volatility	48.4% - 48.8%	49.3% - 50.9%
Risk-free interest rate	2.65% - 3.02%	1.57% - 2.48%
Dividend yield	0%	0%

Stock-based Compensation

The following table sets forth stock-based compensation included in the Company’s statements of operations (in thousands):

	Years Ended December 31,
	2018	2019
Cost of revenue	$14	$5
Research and development	234	227
Sales and marketing	176	189
General and administrative	364	462

Total stock-based compensation	$788	$883

As of December 31, 2019, there was $0.8 million of unrecognized compensation cost related to stock-based compensation arrangements granted under the 2010 Plan. That cost is expected to be recognized over a weighted average period of 0.67 years.

Stock Options with Performance and Market Conditions

During the years ended December 31, 2018 and December 31, 2019, the Company issued 321,268 and 632,064 shares of stock options with performance and market-based conditions to employees and executive officers, respectively. The awards will vest over the requisite service period if the Company achieves both (i) a liquidity event, which includes the effectiveness of an IPO and (ii) certain market conditions, provided the optionee is providing services on the date of the event. As the achievement of the performance condition was not considered probable as of December 31, 2019, no associated expense was recognized during the years ended December 31, 2018 and 2019. Unamortized deferred stock-based compensation relating to the performance and market-based conditions amounted to $18.7 million as of December 31, 2019. As of December 31, 2019, all compensation related to these stock options remained unrecognized because as of those dates the Company did not believe either of the liquidity events were probable of occurring.